Financial Instruments-Risk Management - Summary of Risk Categories of Borrower by Probability Of default (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,247,700	$ 1,094,005
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Total	450,056	396,967
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	338,913	305,905
Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	102,039	91,426
Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	118,374	106,994
Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	84,843	77,215
Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	22,248	20,744
Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	8,654	7,316
Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	1,123	917
Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,163	863
Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	100.00%
Total	$ 469	430
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.05%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.20%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	1.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	3.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	10.00%
Retail [member] | Bottom of range [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	20.00%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.0499%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.1999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	0.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	2.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	9.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	19.9999%
Retail [member] | Top of range [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Probability of default range percentage	99.9999%
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 210,254
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	63,677
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	87,387
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	48,158
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	9,569
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	729
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	263
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	328
Real estate secured mortgages [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	143
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	44,314
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	24,644
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	14,544
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	4,522
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	430
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	72
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	47
Real estate secured home equity line of credit [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	55
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	46,435	41,771
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	12,865
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	11,085
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	12,018
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	5,522
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	4,160
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	223
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	452
Qualifying revolving [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	110
Other retail [member] | Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	37,910	$ 36,207
Other retail [member] | Retail [member] | AIRB portfolio [member] | Exceptionally low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	853
Other retail [member] | Retail [member] | AIRB portfolio [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	5,358
Other retail [member] | Retail [member] | AIRB portfolio [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	20,145
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	7,157
Other retail [member] | Retail [member] | AIRB portfolio [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	3,335
Other retail [member] | Retail [member] | AIRB portfolio [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	565
Other retail [member] | Retail [member] | AIRB portfolio [member] | Extremely high probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	336
Other retail [member] | Retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Exposure at default	$ 161